SUPPLEMENTAL BALANCE SHEET DISCLOSURES (Tables)	12 Months Ended
Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Change in Allowance for Doubtful Accounts
The change in the allowance for doubtful accounts were as follows:

	Year ended December 31, 2023	Period from July 28, 2022 to December 31, 2022	Period from January 1, 2022 to July 27, 2022
(In thousands)	Successor		Predecessor
Balance at beginning of period	$994	$1,061	$671
Provision for bad debts	558	(67)	390
Write-off of uncollectible accounts	—	—	—
Balance at end of period	$1,552	$994	$1,061

Schedule of Inventory
The components of inventories were as follows:

	As of December 31, 2023	As of December 31, 2022
(In thousands)	(Successor)
Work in process	$10,336	$11,138
Finished goods	45,348	43,246
Total inventory	$55,684	$54,384

Property and Equipment, Net	The estimated useful lives of the Company’s assets are as follows:

ESTIMATED USEFUL LIVES
Computer hardware and software	3 years
Furniture and fixtures	3 - 5 years
Machinery and equipment	3 - 5 years
Gondolas	3 years
Leasehold improvements	Lesser of useful life or term of lease
Property and equipment, net consisted of the following:

	As of December 31, 2023	As of December 31, 2022
(In thousands)	(Successor)
Computer hardware, software and equipment	$689	$944
Furniture and fixture	533	724
Machinery and equipment	812	608
Internally developed software	854	889
Gondolas	7,078	6,040
Leasehold improvements	2,070	2,051
Total property and equipment	$12,036	$11,256
Less accumulated depreciation	(6,105)	(2,928)
Property and equipment, net	$5,931	$8,328

Other Current Liabilities
The major components of other current liabilities consisted of the following (in thousands):

	As of December 31, 2023	As of December 31, 2022
(In thousands)	(Successor)
Accrued salaries and related expenses	$8,702	$9,069
Accrued sales returns and damages	2,527	2,651
Accrued interest	1,357	134
Accrued distribution fees	590	1,621
Related party liability	5,856	9,914
Accrued professional services	2,901	1,171
Other	1,765	1,563
Total	$23,698	$26,123